CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603



                                 June 25, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                    Re: First Trust Exchange-Traded Fund VI


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VI (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant's registration statement on Form N-1A (the "Registration Statement"). The Registration Statement relates to the Multi-Asset Diversified Income Index Fund and First Trust NASDAQ Technology Dividend Index Fund, each a series of the Registrant.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                                 Very truly yours,

                                                 CHAPMAN AND CUTLER LLP


                                                 By: /s/ Morrison C. Warren
                                                     ---------------------------
                                                     Morrison C. Warren

Enclosures